INTERIM CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, no par value
Ordinary shares, shares authorized	170,000,000	170,000,000
Ordinary shares, shares issued	33,716,973	33,686,134
Ordinary shares, shares outstanding	31,072,134	31,041,295
Treasury shares, shares	2,644,839	2,644,839